Exhibit 99.2

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2019

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2019, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2019, leases with a total base residual value of $20,270,630.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2019. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2019
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2019-	March	$951,225,283.22
	April	$910,237,914.70	$17,167,727.12	7.35%	$30,181,942.40	3.77%
	May	$884,034,458.01	$16,855,367.86	7.21%	$15,568,816.85	1.94%
	June	$853,417,309.91	$16,456,008.34	7.04%	$20,202,755.21	2.52%
	July	$823,381,754.06	$16,057,912.96	6.87%	$19,809,992.35	2.47%
	August	$794,267,005.49	$15,664,738.40	6.70%	$19,077,108.14	2.38%
	September	$762,991,930.02	$15,216,141.12	6.51%	$21,487,071.10	2.68%
	October	$725,421,092.20	$14,616,303.30	6.26%	$28,168,876.60	3.51%
	November	$685,571,783.76	$13,972,621.95	5.98%	$30,834,285.18	3.85%
	December	$645,425,390.85	$13,318,739.38	5.70%	$31,512,939.60	3.93%
2020-	January	$609,521,443.02	$12,743,132.74	5.45%	$27,571,756.35	3.44%
	February	$570,319,593.00	$12,059,818.61	5.16%	$31,307,621.03	3.91%
	March	$523,839,129.69	$11,226,027.05	4.80%	$39,152,105.95	4.88%
	April	$479,983,729.14	$10,423,102.57	4.46%	$37,012,250.49	4.62%
	May	$429,163,636.77	$9,456,089.66	4.05%	$44,644,268.70	5.57%
	June	$376,512,145.75	$8,421,724.85	3.60%	$47,162,751.17	5.88%
	July	$325,342,175.91	$7,378,089.10	3.16%	$46,365,015.15	5.78%
	August	$281,000,132.49	$6,454,470.75	2.76%	$40,111,035.97	5.00%
	September	$231,764,205.03	$5,382,793.80	2.30%	$45,773,570.94	5.71%
	October	$180,665,048.32	$4,213,539.72	1.80%	$48,469,582.71	6.05%
	November	$126,396,799.10	$2,980,303.15	1.28%	$52,522,665.50	6.55%
	December	$71,867,212.92	$1,748,104.82	0.75%	$53,645,258.02	6.69%
2021-	January	$31,479,044.71	$809,588.20	0.35%	$40,069,714.60	5.00%
	February	$24,225,935.74	$624,145.99	0.27%	$6,844,069.85	0.85%
	March	$14,670,587.08	$369,138.15	0.16%	$9,351,754.45	1.17%
	April	$1,061,829.91	$26,469.10	0.01%	$13,682,537.10	1.71%
	May	$224,175.05	$6,729.38	0.00%	$838,181.30	0.10%
	June	$187,189.98	$5,567.95	0.00%	$32,949.00	0.00%
	July	$155,907.47	$4,770.64	0.00%	$27,791.00	0.00%
	August	$118,490.78	$3,736.06	0.00%	$34,746.00	0.00%
	September	$86,531.61	$3,070.26	0.00%	$29,698.60	0.00%
	October	$84,052.65	$3,070.26	0.00%	$0.00	0.00%
	November	$81,556.75	$3,070.26	0.00%	$0.00	0.00%
	December	$41,765.59	$1,551.95	0.00%	$38,796.50	0.00%
2022-	January	$0.00	$0.00	0.00%	$42,051.00	0.01%

Total			233,673,665.45	100%	$801,573,958.81	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,035,247,624.26

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2019	Car	441	76.43%	$(88)	(0.28)%	(0.65)%
	CUV	409	72.52%	$1,015	2.64%	5.59%
	SUV	10	43.48%	$2,226	3.23%	7.03%
	Truck	76	65.52%	$1,598	3.20%	5.82%
	Total/Average	936	73.13%	$556	1.52%	3.29%

FEBRUARY 2019	Car	409	77.46%	$(393)	(1.23)%	(2.92)%
	CUV	494	80.19%	$297	0.78%	1.62%
	SUV	10	55.56%	$2,559	3.64%	7.47%
	Truck	92	74.80%	$675	1.35%	2.36%
	Total/Average	1,005	78.21%	$73	0.20%	0.42%

MARCH 2019	Car	436	76.22%	$118	0.38%	0.88%
	CUV	558	77.72%	$676	1.74%	3.60%
	SUV	17	70.83%	$1,723	2.52%	5.09%
	Truck	98	75.97%	$622	1.24%	2.18%
	Total/Average	1,109	76.85%	$468	1.26%	2.63%